CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2024	Oct. 31, 2023
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	40,000,000	40,000,000
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	36,000,000	36,000,000
Ordinary shares, shares issued	1,372,949	674,949
Ordinary shares, shares outstanding	1,372,949	674,949
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	4,000,000	4,000,000
Ordinary shares, shares issued	50,000	50,000
Ordinary shares, shares outstanding	50,000	50,000